Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement
Fair Value Measurement

14. Fair Value Measurement

The following table summarizes, for assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy as of December 31, 2023 and 2024:

	Fair Value Measurements
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

	(In US$ thousands)
As of December 31, 2023:
Wealth management products, short term (1)	$24,535	$—	$24,535	$—
Equity securities with readily determinable market value (3)	118,268	118,268	—	—
Total	$142,803	$118,268	$24,535	$—

As of December 31, 2024:
Wealth management products, short term (1)	$69,947	$—	$69,947	$—
Wealth management products, long term (2)	194,746	—	194,746	—
Equity securities with readily determinable market value (3)	136,832	136,832	—	—
Total	$401,525	$136,832	$264,693	$—
(1)	Included in short-term investments on the Group’s consolidated balance sheets.
(2)	Included in other non-current assets on the Group’s consolidated balance sheets.
(3)	Included in long-term investments on the Group’s consolidated balance sheets.

Recurring

The Group measures short-term and long-term wealth management products, and equity securities with readily determinable fair values at fair value on a recurring basis. The fair values of the Group’s equity securities with readily determinable fair values are determined based on the quoted market price (Level 1). The fair values of the Group’s short-term and long-term wealth management products are determined based on the quoted market price for similar products (Level 2). The Group recorded US$32.1 million and US$18.6 million fair value change gain for equity securities with readily determinable fair values for the year ended December 31, 2023 and 2024, respectively.

14. Fair Value Measurement (Continued)

Non-recurring

For those equity investments without readily determinable fair value, the Group measures them at market value when observable price changes are identified or impairment charges are recognized. The market values of the Group’s privately held investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates or based on the similar transaction price in the market directly. The Group classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements. The Group measures equity method investments at fair value on a non-recurring basis only if an impairment charge is recognized.

Certain privately held investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the investees’ financial performance, assumptions about future growth, and future financing plan, with impairment charges incurred and recorded in earnings for the period then ended. For the years ended December 31, 2022, 2023 and 2024, US$63.5 million, US$25.7 million and US$38.7 million impairment charges were recorded for those equity investments without readily determinable fair values. Refer to Note 4 for more about investment-related impairment and provision. As of December 31, 2023 and 2024, the carrying value of these impaired investments measured at Level 3 inputs were nil and US$10.0 million, respectively. The fair value of the privately held investments was measured either based on discounted cash flow with unobservable inputs including the discount curve of market interest rates, or based on comparing the operating metrics of public peer companies with the investees.

The Group’s non-financial assets, such as intangible assets, goodwill, fixed assets and operating lease assets, are measured at fair value only if they were determined to be impaired. In accordance with the Group’s policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheets date or when facts and circumstances warrant a review, the Group performed an impairment assessment on its goodwill by reporting unit at least annually. The Group recognized no impairment charge of goodwill arising from previous acquisitions for the years ended December 31, 2021, 2022 and 2023, respectively.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable due from third parties, accounts receivable due from Alibaba, accounts receivable due from other related parties, amount due from SINA, accounts payable, accrued and other liabilities approximates fair values because of their short-term nature.

The Group determines the fair value of its unsecured senior notes using quoted prices in less active markets, and accordingly the Group categorizes the unsecured senior notes and convertible senior notes as Level 2 in the fair value hierarchy. The fair value of unsecured senior notes amounted to US$1,438.2 million and US$671.3 million as of December 31, 2023 and 2024, respectively. The fair value of convertible senior notes amounted to US$356.0 million and US$362.8 million as of December 31, 2023 and 2024, respectively.